Earning (loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings (Loss) Per Share Table [Abstract]
Schedule of earnings or losses are shared pro rata between the two classes of ordinary shares
	Year ended December 31, 2022	Period from August 6, 2021 (inception) to December 31, 2021
	U.S. dollars in thousands (Except share data)
Net loss for the period	(272)	(248)
Less – interest earned on marketable securities held in trust account	(2,826)	—
Net loss excluding interest	(3,098)	(248)

Class A ordinary shares subject to possible redemption:
Numerator:
Net loss excluding interest	(2,388)	(57)
Accretion on Class A ordinary shares subject to possible redemption to redemption amount (“Accretion”)	2,826	4,000
	438	3,943
Denominator:
Weighted average number of shares	20,000,000	1,517,241

Basic and diluted earnings per Class A ordinary share subject to possible redemption	0.02	2.60
Non-redeemable Class A and Class B ordinary shares:
Numerator:
Net loss excluding interest	(710)	(191)
Accretion	—	(4,000)
	(710)	(4,191)
Denominator:
Weighted average number of shares	5,945,715	5,102,994

Basic and diluted loss per non-redeemable Class A and Class B ordinary shares	(0.12)	(0.82)